December 19, 2011

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:  VANGUARD VALLEY FORGE FUNDS (THE TRUST)

FILE NO.  33-48863

Ladies and Gentlemen:

Enclosed is the 46th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. This filing addresses changes to Vanguard Managed Payout Funds, a series of the Trust. The purposes of this amendment are (1) to disclose an additional investment option for the funds, and (2) to affect a number of non-material editorial changes.

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, we request that this Amendment be declared effective on February xx, 2011. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

Please contact me at (610) 669-5284 with comments concerning the enclosed Amendment.

Sincerely,

Lisa L.B. Matson, Esq.

Securities Regulation, Legal Department

 cc: Brion Thompson, Esq.

       U.S. Securities and Exchange Commission

Enclosures